Federated Hermes International Developed Equity Fund
Portfolio of Investments
February 28, 2022 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.6%
		Australia—7.4%
28,951		Australia & New Zealand Banking Group, Melbourne	$552,075
14,242		BHP Billiton Ltd.	485,418
5,056		Breville Group Ltd.	101,193
28,205		Goodman Group	458,060
40,720		Imdex Ltd.	79,433
		TOTAL	1,676,179
		Belgium—0.7%
2,727		Anheuser-Busch InBev NV	167,698
		Denmark—2.7%
4,561		Novo Nordisk A/S	469,656
4,345		Vestas Wind Systems A/S	140,313
		TOTAL	609,969
		Finland—5.8%
18,963		Metso Outotec Oyj	158,766
8,813		Neles OYJ	114,755
7,900		Sampo Oyj, Class A	371,428
20,206		Stora Enso Oyj, Class R	383,845
10,487		Tieto Oyj	291,129
		TOTAL	1,319,923
		France—5.5%
9,528		AXA SA	255,969
4,529		Legrand SA	424,847
1,233	[1]	Silicon-On-Insulator Technologies (SOITEC)	199,597
3,491		Vinci SA	365,871
		TOTAL	1,246,284
		Germany—2.0%
1,192		Adidas AG	283,321
1,132		Fresenius Medical Care AG & Co. KGaA	72,492
1,725		Vonovia SE	91,797
		TOTAL	447,610
		Hong Kong—3.0%
54,786		AIA Group Ltd.	569,649
2,100		Hong Kong Exchanges & Clearing Ltd.	101,180
		TOTAL	670,829
		Ireland—1.1%
5,153		Smurfit Kappa Group PLC	256,740
		Italy—2.7%
10,914		Prysmian SpA	360,712
20,190		UniCredit SpA	257,069
		TOTAL	617,781
		Japan—23.3%
2,100		Daifuku Co.	150,746
5,900		Hitachi Ltd.	290,989
4,300		Honda Motor Co., Ltd.	131,190
10,635		Inpex Corp.	109,681
4,500		Itochu Corp.	146,849

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
2,900		Kao Corp.	$136,641
6,100		KDDI Corp.	199,556
10,300		Kurita Water Industries Ltd.	423,722
3,377		Kyocera Corp.	193,960
25,000		Mitsubishi Chemical Holdings Corp.	179,715
4,500		NEC Corporation	194,596
300		Nintendo Co. Ltd.	151,667
1,800		Nitto Denko Corp.	131,330
4,500		Omron Corp.	305,432
13,200		ORIX Corp.	262,946
39,500		Panasonic Corp.	410,305
5,300		Sony Group Corp.	542,637
1,600		Square Enix Holdings Co. Ltd.	77,319
16,500		T&D Holdings, Inc.	242,127
7,900		Toagosei Co Ltd.	75,331
2,900		Tokio Marine Holdings, Inc.	166,261
25,800		Toyota Motor Corp.	469,314
3,404		Yaoko Co. Ltd.	194,940
8,000		Yokohama Rubber Co. Ltd./The	112,321
		TOTAL	5,299,575
		Netherlands—7.5%
345	[1]	Argenx SE	99,084
1,442		ASML Holding N.V.	950,573
2,362		Heineken NV	239,136
35,634		ING Groep N.V.	416,184
		TOTAL	1,704,977
		Norway—8.1%
8,107		Aker BP ASA	253,983
113,968		Elkem ASA	428,576
37,200		Norsk Hydro ASA	352,006
42,242		Storebrand ASA	418,288
109,602	[1]	Var Energi AS	380,993
		TOTAL	1,833,846
		Singapore—1.4%
60,300		City Developments Ltd.	316,791
		Spain—1.6%
21,163		Iberdrola SA	238,816
6,273		Red Electrica Corporacion SA	124,934
		TOTAL	363,750
		Sweden—5.4%
14,780		Epiroc AB	279,026
7,607		Essity Aktiebolag	196,013
20,344		Husqvarna AB, Class B	242,463
11,050		Svenska Cellulosa AB SCA, Class B	179,748
17,226		Volvo AB, Class B	330,215
		TOTAL	1,227,465
		Switzerland—9.7%
605		Lonza Group AG	420,527
5,073		Nestle S.A.	662,317
1,929		Roche Holding AG	735,918

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Switzerland—continued
864		Zurich Insurance Group AG	$394,795
		TOTAL	2,213,557
		United Kingdom—10.7%
4,445		AstraZeneca PLC	539,133
4,617		Greggs PLC	159,161
81,836		M&G PLC	223,312
8,012		National Grid-SP PLC	121,238
3,228	[1]	Ocado Group PLC	59,390
25,188		Prudential PLC	378,818
23,627		Smith & Nephew PLC	420,118
36,936		Tate & Lyle PLC	370,333
93,320		Vodafone Group PLC	164,910
		TOTAL	2,436,413
		TOTAL INVESTMENT IN SECURITIES—98.6% (IDENTIFIED COST $18,565,537)	22,409,387
		OTHER ASSETS AND LIABILITIES - NET—1.4%[2]	312,675
		TOTAL NET ASSETS—100%	$22,722,062
1
Non-income-producing security.
2
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.